Schedule of Investments (unaudited)
June 30, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.	40,709	$ 1,965,837
PAE, Inc.(a)	159,263	1,417,441
		3,383,278
Air Freight & Logistics — 0.5%
Echo Global Logistics, Inc.(a)	58,977	1,812,953
Hub Group, Inc., Class A(a)	46,690	3,080,606
		4,893,559
Airlines — 0.2%
Spirit Airlines, Inc.(a)	78,476	2,388,809
Auto Components — 1.7%
Dana, Inc.	23,468	557,600
Fox Factory Holding Corp.(a)	32,197	5,011,785
Gentherm, Inc.(a)	5,179	367,968
Goodyear Tire & Rubber Co.(a)	61,090	1,047,693
LCI Industries	45,628	5,996,432
Patrick Industries, Inc.	28,342	2,068,966
Visteon Corp.(a)	19,406	2,346,962
XPEL, Inc.(a)	2,245	188,288
		17,585,694
Automobiles — 0.2%
Fisker, Inc.(a)	24,993	481,865
Winnebago Industries, Inc.	29,281	1,989,937
		2,471,802
Banks — 0.5%
Capital City Bank Group, Inc.	1,600	41,264
Eastern Bankshares, Inc.	10,768	221,498
First Interstate BancSystem, Inc., Class A	28,791	1,204,327
Glacier Bancorp, Inc.	25,065	1,380,580
Live Oak Bancshares, Inc.	8,506	501,854
Salisbury Bancorp, Inc.	6	305
Silvergate Capital Corp., Class A(a)	6,440	729,781
Texas Capital Bancshares, Inc.(a)	14,091	894,638
		4,974,247
Beverages — 0.0%
Duckhorn Portfolio, Inc.(a)	11,751	259,227
National Beverage Corp.	2,443	115,383
		374,610
Biotechnology — 13.2%
4D Molecular Therapeutics, Inc.(a)	5,347	128,756
89bio, Inc.(a)	9,698	181,353
ACADIA Pharmaceuticals, Inc.(a)	42,661	1,040,502
Adamas Pharmaceuticals, Inc.(a)	23,855	125,954
Affimed NV(a)	174,408	1,482,468
Agenus, Inc.(a)	309,733	1,700,434
Akebia Therapeutics, Inc.(a)	104,037	394,300
Akero Therapeutics, Inc.(a)	24,948	618,960
Alector, Inc.(a)(b)	69,007	1,437,416
Alkermes PLC(a)	69,911	1,714,218
Allakos, Inc.(a)	13,703	1,169,825
Allogene Therapeutics, Inc.(a)(b)	61,917	1,614,795
Allovir, Inc.(a)	7,891	155,768
Amicus Therapeutics, Inc.(a)	164,736	1,588,055
Anavex Life Sciences Corp.(a)	22,639	517,528
Apellis Pharmaceuticals, Inc.(a)	30,816	1,947,571
Applied Molecular Transport, Inc.(a)	5,374	245,807
Applied Therapeutics, Inc.(a)(b)	8,281	172,079
Arcutis Biotherapeutics, Inc.(a)(b)	35,068	957,006
Arena Pharmaceuticals, Inc.(a)	10,885	742,357
Security	Shares	Value
Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc.(a)	57,911	$ 4,796,189
Atara Biotherapeutics, Inc.(a)	68,019	1,057,696
Athenex, Inc.(a)	80,705	372,857
Athersys, Inc.(a)(b)	325,111	468,160
Atossa Therapeutics, Inc.(a)(b)	40,078	253,293
Avidity Biosciences, Inc.(a)	24,231	598,748
Avrobio, Inc.(a)	42,119	374,438
Beam Therapeutics, Inc.(a)	23,256	2,993,280
Beyondspring, Inc.(a)	25,179	262,869
BioAtla, Inc.(a)	3,885	164,646
BioCryst Pharmaceuticals, Inc.(a)	74,439	1,176,881
Biohaven Pharmaceutical Holding Co. Ltd.(a)	16,540	1,605,703
Bioxcel Therapeutics, Inc.(a)(b)	6,222	180,811
Black Diamond Therapeutics, Inc.(a)	12,485	152,192
Blueprint Medicines Corp.(a)	33,318	2,930,651
Bolt Biotherapeutics, Inc.(a)	12,244	189,292
Bridgebio Pharma, Inc.(a)	67,178	4,095,171
C4 Therapeutics, Inc.(a)	35,342	1,337,341
Calithera Biosciences, Inc.(a)	10,715	22,394
CareDx, Inc.(a)	30,898	2,827,785
Checkmate Pharmaceuticals, Inc.(a)(b)	17,089	101,850
ChemoCentryx, Inc.(a)(b)	35,246	471,944
Chinook Therapeutics, Inc.(a)	18,964	267,772
Clovis Oncology, Inc.(a)(b)	145,316	842,833
Codiak Biosciences, Inc.(a)	11,041	204,590
Coherus Biosciences, Inc.(a)(b)	112,526	1,556,235
Crinetics Pharmaceuticals, Inc.(a)	15,058	283,843
Cue Biopharma, Inc.(a)	48,404	563,907
Cullinan Oncology, Inc.(a)(b)	7,168	184,576
Deciphera Pharmaceuticals, Inc.(a)	42,804	1,567,054
Denali Therapeutics, Inc.(a)	59,760	4,687,574
Dicerna Pharmaceuticals, Inc.(a)	24,292	906,577
Dynavax Technologies Corp.(a)(b)	61,100	601,835
Editas Medicine, Inc.(a)	52,586	2,978,471
Eiger BioPharmaceuticals, Inc.(a)	24,710	210,529
Enanta Pharmaceuticals, Inc.(a)	17,887	787,207
Epizyme, Inc.(a)	76,806	638,258
Esperion Therapeutics, Inc.(a)	24,893	526,487
Fate Therapeutics, Inc.(a)	45,263	3,928,376
FibroGen, Inc.(a)(b)	65,341	1,740,031
Flexion Therapeutics, Inc.(a)(b)	88,625	729,384
Foghorn Therapeutics, Inc.(a)	21,233	226,556
Forte Biosciences, Inc.(a)	9,707	326,349
Frequency Therapeutics, Inc.(a)	21,815	217,277
G1 Therapeutics, Inc.(a)	21,047	461,771
Galera Therapeutics, Inc.(a)	21,379	210,156
Global Blood Therapeutics, Inc.(a)	14,216	497,844
Gossamer Bio, Inc.(a)(b)	18,074	146,761
Halozyme Therapeutics, Inc.(a)	104,788	4,758,423
Harpoon Therapeutics, Inc.(a)	29,325	406,738
Heron Therapeutics, Inc.(a)	128,270	1,990,750
Humanigen, Inc.(a)	7,253	126,057
ImmunityBio, Inc.(a)	9,849	140,644
Impel Neuropharma, Inc.(a)	10,172	90,022
Infinity Pharmaceuticals, Inc.(a)	52,797	157,863
Inhibrx, Inc.(a)	11,532	317,361
Inovio Pharmaceuticals, Inc.(a)(b)	23,697	219,671
Inozyme Pharma, Inc.(a)	20,330	346,423
Insmed, Inc.(a)(b)	94,574	2,691,576
Intellia Therapeutics, Inc.(a)	36,660	5,935,621
Intercept Pharmaceuticals, Inc.(a)(b)	25,390	507,038
Invitae Corp.(a)	65,683	2,215,488

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Ironwood Pharmaceuticals, Inc.(a)	22,532	$ 289,987
Kadmon Holdings, Inc.(a)	116,101	449,311
Karuna Therapeutics, Inc.(a)	6,543	745,837
Karyopharm Therapeutics, Inc.(a)	149,642	1,544,305
Kiniksa Pharmaceuticals Ltd., Class A(a)	22,562	314,289
Kinnate Biopharma, Inc.(a)	12,552	292,211
Kodiak Sciences, Inc.(a)	16,890	1,570,770
Kymera Therapeutics, Inc.(a)	5,335	258,748
MacroGenics, Inc.(a)	33,857	909,399
Madrigal Pharmaceuticals, Inc.(a)	3,226	314,245
Magenta Therapeutics, Inc.(a)	17,340	169,585
MannKind Corp.(a)(b)	216,914	1,182,181
Mirum Pharmaceuticals, Inc.(a)	26,966	466,242
Natera, Inc.(a)	4,378	497,034
NextCure, Inc.(a)	71,635	575,229
Ocugen, Inc.(a)	145,967	1,172,115
OPKO Health, Inc.(a)	76,417	309,489
Organogenesis Holdings, Inc.(a)	50,291	835,836
ORIC Pharmaceuticals, Inc.(a)	10,785	190,787
Oyster Point Pharma, Inc.(a)	43,844	753,678
Passage Bio, Inc.(a)	43,895	581,170
PMV Pharmaceuticals, Inc.(a)	11,384	388,877
Poseida Therapeutics, Inc.(a)(b)	75,620	757,712
Precision BioSciences, Inc.(a)	33,220	415,914
Protagonist Therapeutics, Inc.(a)	6,530	293,066
PTC Therapeutics, Inc.(a)	64,615	2,731,276
Puma Biotechnology, Inc.(a)	64,235	589,677
Radius Health, Inc.(a)	72,877	1,329,277
REGENXBIO, Inc.(a)	20,359	790,947
Relay Therapeutics, Inc.(a)	34,560	1,264,550
REVOLUTION Medicines, Inc.(a)	23,132	734,210
Rigel Pharmaceuticals, Inc.(a)	333,791	1,448,653
Rocket Pharmaceuticals, Inc.(a)	22,279	986,737
Sangamo Therapeutics, Inc.(a)	51,125	611,966
Selecta Biosciences, Inc.(a)	42,396	177,215
Seres Therapeutics, Inc.(a)(b)	75,747	1,806,566
Sigilon Therapeutics, Inc.(a)	5,502	59,037
Sorrento Therapeutics, Inc.(a)(b)	188,810	1,829,569
Spectrum Pharmaceuticals, Inc.(a)	176,853	663,199
SpringWorks Therapeutics, Inc.(a)	10,673	879,562
Stoke Therapeutics, Inc.(a)	3,741	125,922
Sutro Biopharma, Inc.(a)	45,276	841,681
Taysha Gene Therapies, Inc.(a)	17,862	378,674
TG Therapeutics, Inc.(a)(b)	63,073	2,446,602
Travere Therapeutics, Inc.(a)	41,423	604,362
Turning Point Therapeutics, Inc.(a)	7,479	583,512
Twist Bioscience Corp.(a)	36,487	4,861,893
Ultragenyx Pharmaceutical, Inc.(a)	7,364	702,157
Veracyte, Inc.(a)	21,000	839,580
Vericel Corp.(a)	30,058	1,578,045
Verve Therapeutics, Inc.(a)(b)	28,514	1,717,969
Vincerx Pharma, Inc.(a)	32,839	426,579
Vir Biotechnology, Inc.(a)(b)	39,430	1,864,250
Xencor, Inc.(a)	11,984	413,328
Y-mAbs Therapeutics, Inc.(a)(b)	14,845	501,761
Zentalis Pharmaceuticals, Inc.(a)	19,641	1,044,901
		139,676,945
Building Products — 1.4%
Advanced Drainage Systems, Inc.	6,550	763,534
Builders FirstSource, Inc.(a)	167,758	7,156,556
Cornerstone Building Brands, Inc.(a)	64,347	1,169,828
JELD-WEN Holding, Inc.(a)	65,842	1,729,011
Security	Shares	Value
Building Products (continued)
Resideo Technologies, Inc.(a)	16,275	$ 488,250
UFP Industries, Inc.	51,070	3,796,544
		15,103,723
Capital Markets — 2.6%
Artisan Partners Asset Management, Inc., Class A	28,177	1,431,955
AssetMark Financial Holdings, Inc.(a)	94,395	2,365,539
Cohen & Steers, Inc.	59,205	4,860,139
Donnelley Financial Solutions, Inc.(a)	17,363	572,979
Hamilton Lane, Inc., Class A	72,603	6,615,585
Houlihan Lokey, Inc.	43,341	3,544,861
Open Lending Corp., Class A(a)	19,482	839,479
Sculptor Capital Management, Inc.	20,058	493,226
Stifel Financial Corp.	97,750	6,340,065
Virtus Investment Partners, Inc.	2,169	602,483
		27,666,311
Chemicals — 1.3%
Amyris, Inc.(a)	45,577	746,096
Avient Corp.	101,611	4,995,197
Balchem Corp.	15,437	2,026,261
Hawkins, Inc.	17,647	577,939
HB Fuller Co.	42,322	2,692,102
Innospec, Inc.	10,894	987,105
Kronos Worldwide, Inc.	32,410	464,111
Livent Corp.(a)	6,706	129,828
Trinseo SA	27,029	1,617,415
		14,236,054
Commercial Services & Supplies — 0.9%
Brink’s Co.	44,823	3,444,199
Cimpress PLC(a)	18,203	1,973,387
RR Donnelley & Sons Co.(a)	92,609	581,585
Steelcase, Inc., Class A	40,060	605,307
Tetra Tech, Inc.	26,104	3,185,732
		9,790,210
Communications Equipment — 0.5%
Calix, Inc.(a)	62,179	2,953,503
Casa Systems, Inc.(a)	33,181	294,315
Viavi Solutions, Inc.(a)	111,453	1,968,260
		5,216,078
Construction & Engineering — 2.1%
Ameresco, Inc., Class A(a)	18,828	1,180,892
EMCOR Group, Inc.	106,002	13,058,386
MasTec, Inc.(a)	14,412	1,529,113
MYR Group, Inc.(a)	5,929	539,065
Primoris Services Corp.	8,082	237,853
WillScot Mobile Mini Holdings Corp.(a)	222,565	6,202,887
		22,748,196
Construction Materials — 0.1%
Summit Materials, Inc., Class A(a)	26,976	940,114
Consumer Finance — 0.4%
PROG Holdings, Inc.(a)	80,605	3,879,519
Regional Management Corp.	2,463	114,628
		3,994,147
Diversified Consumer Services — 0.2%
2U, Inc.(a)	47,386	1,974,575
Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A(a)	23,168	3,195,330
Globalstar, Inc.(a)	451,269	803,259

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
IDT Corp., Class B(a)	16,274	$ 601,487
Ooma, Inc.(a)	71,658	1,351,470
		5,951,546
Electrical Equipment — 0.7%
Atkore, Inc.(a)	31,980	2,270,580
Bloom Energy Corp., Class A(a)	97,388	2,616,815
FuelCell Energy, Inc.(a)	39,462	351,212
Sunrun, Inc.(a)(b)	17,069	952,109
TPI Composites, Inc.(a)	28,728	1,391,010
		7,581,726
Electronic Equipment, Instruments & Components — 2.2%
Advanced Energy Industries, Inc.	7,802	879,363
Badger Meter, Inc.	14,109	1,384,375
ePlus, Inc.(a)	27,910	2,419,518
FARO Technologies, Inc.(a)	19,472	1,514,337
Insight Enterprises, Inc.(a)	5,225	522,552
Itron, Inc.(a)	30,426	3,041,992
MicroVision, Inc.(a)	60,409	1,011,851
OSI Systems, Inc.(a)	84,051	8,542,944
PAR Technology Corp.(a)	23,731	1,659,746
PC Connection, Inc.	52,119	2,411,546
ScanSource, Inc.(a)	6,301	177,247
Vishay Intertechnology, Inc.	9,863	222,411
		23,787,882
Energy Equipment & Services — 0.5%
Cactus, Inc., Class A	31,321	1,150,107
ChampionX Corp.(a)	129,034	3,309,722
Liberty Oilfield Services, Inc., Class A(a)	12,965	183,584
Newpark Resources, Inc.(a)	25,051	86,677
Oceaneering International, Inc.(a)	17,176	267,430
TETRA Technologies, Inc.(a)	42,484	184,381
		5,181,901
Entertainment — 0.7%
Cinemark Holdings, Inc.(a)	332,879	7,306,694
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Finance Trust, Inc.	8,445	71,614
Ashford Hospitality Trust, Inc.(a)	173,413	790,763
Braemar Hotels & Resorts, Inc.(a)	88,373	548,796
Four Corners Property Trust, Inc.	62,675	1,730,457
Outfront Media, Inc.(a)	6,393	153,624
QTS Realty Trust, Inc., Class A	19,637	1,517,940
Ryman Hospitality Properties, Inc.(a)	27,577	2,177,480
Uniti Group, Inc.	14,909	157,886
		7,148,560
Food & Staples Retailing — 0.9%
Andersons, Inc.	47,065	1,436,895
Performance Food Group Co.(a)	136,710	6,629,068
PriceSmart, Inc.	17,934	1,632,173
		9,698,136
Food Products — 0.9%
Freshpet, Inc.(a)	22,963	3,742,050
Hostess Brands, Inc.(a)(b)	161,272	2,610,994
Mission Produce, Inc.(a)	49,736	1,030,033
Vital Farms, Inc.(a)	82,845	1,653,586
		9,036,663
Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	23,180	1,747,772
Southwest Gas Holdings, Inc.	80,949	5,358,014
		7,105,786
Security	Shares	Value
Health Care Equipment & Supplies — 6.1%
Accuray, Inc.(a)	106,098	$ 479,563
Alphatec Holdings, Inc.(a)	67,554	1,034,927
AtriCure, Inc.(a)	50,927	4,040,039
Atrion Corp.	1,747	1,084,765
Axogen, Inc.(a)	22,214	480,045
Axonics, Inc.(a)	6,539	414,638
Cardiovascular Systems, Inc.(a)(b)	69,385	2,959,270
Cerus Corp.(a)	187,516	1,108,220
CONMED Corp.	8,427	1,158,123
CryoLife, Inc.(a)	24,887	706,791
CryoPort, Inc.(a)	16,875	1,064,812
Glaukos Corp.(a)	13,460	1,141,812
Globus Medical, Inc., Class A(a)	11,308	876,709
Haemonetics Corp.(a)	38,919	2,593,562
Heska Corp.(a)	23,100	5,306,763
Inogen, Inc.(a)	19,542	1,273,552
Intersect ENT, Inc.(a)	46,692	797,966
LeMaitre Vascular, Inc.	19,267	1,175,672
LivaNova PLC(a)	13,836	1,163,746
Mesa Laboratories, Inc.	651	176,532
Natus Medical, Inc.(a)	22,501	584,576
Neogen Corp.(a)(b)	75,960	3,497,198
Nevro Corp.(a)	64,772	10,738,550
NuVasive, Inc.(a)(b)	22,131	1,500,039
OraSure Technologies, Inc.(a)	155,432	1,576,080
Ortho Clinical Diagnostics Holdings PLC(a)	39,872	853,660
Shockwave Medical, Inc.(a)	38,747	7,351,468
SI-BONE, Inc.(a)	11,027	347,020
Silk Road Medical, Inc.(a)	25,978	1,243,307
STAAR Surgical Co.(a)	39,275	5,989,437
Tactile Systems Technology, Inc.(a)	43,574	2,265,848
Varex Imaging Corp.(a)	9,312	249,748
		65,234,438
Health Care Providers & Services — 3.5%
1Life Healthcare, Inc.(a)	118,027	3,901,973
Addus HomeCare Corp.(a)	3,004	262,069
AMN Healthcare Services, Inc.(a)	43,195	4,189,051
Community Health Systems, Inc.(a)	47,800	738,032
CorVel Corp.(a)	5,502	738,919
Cross Country Healthcare, Inc.(a)	7,654	126,367
Ensign Group, Inc.	12,187	1,056,247
Fulgent Genetics, Inc.(a)	9,073	836,803
Hanger, Inc.(a)	67,716	1,711,860
LHC Group, Inc.(a)	20,392	4,083,702
National Research Corp.	10,392	476,993
Patterson Cos., Inc.	82,176	2,497,329
PetIQ, Inc.(a)	38,426	1,483,243
Privia Health Group, Inc.(a)(b)	27,856	1,235,971
Progyny, Inc.(a)	61,382	3,621,538
R1 RCM, Inc.(a)	88,637	1,971,287
RadNet, Inc.(a)	17,521	590,282
Select Medical Holdings Corp.	106,589	4,504,451
Surgery Partners, Inc.(a)	5,677	378,202
Tenet Healthcare Corp.(a)	13,244	887,215
Tivity Health, Inc.(a)	24,764	651,541
U.S. Physical Therapy, Inc.	6,829	791,276
Viemed Healthcare, Inc.(a)	73,344	524,410
		37,258,761
Health Care Technology — 2.8%
Castlight Health, Inc., Class B(a)	199,437	524,519
Doximity, Inc., Class A(a)(b)	13,910	809,562
Evolent Health, Inc., Class A(a)	13,741	290,210

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology (continued)
Health Catalyst, Inc.(a)(b)	16,964	$ 941,672
Inovalon Holdings, Inc., Class A(a)	113,802	3,878,372
Inspire Medical Systems, Inc.(a)	17,445	3,371,421
Omnicell, Inc.(a)	64,584	9,781,247
Phreesia, Inc.(a)	67,562	4,141,550
Schrodinger, Inc.(a)	18,403	1,391,451
Tabula Rasa HealthCare, Inc.(a)	19,410	970,500
Teladoc Health, Inc.(a)(b)	5,084	845,418
Vocera Communications, Inc.(a)(b)	55,620	2,216,457
		29,162,379
Hotels, Restaurants & Leisure — 3.8%
Accel Entertainment, Inc.(a)	118,918	1,411,557
Bally’s Corp.(a)	6,989	378,175
Brinker International, Inc.(a)	16,824	1,040,564
Century Casinos, Inc.(a)	13,200	177,276
Cheesecake Factory, Inc.(a)	15,726	852,035
Dave & Buster’s Entertainment, Inc.(a)	13,510	548,506
Denny’s Corp.(a)	18,231	300,629
Dine Brands Global, Inc.(a)	36,961	3,298,769
Everi Holdings, Inc.(a)	9,479	236,406
International Game Technology PLC(a)	373,551	8,950,282
Rush Street Interactive, Inc.(a)	94,288	1,155,971
Scientific Games Corp.(a)	24,700	1,912,768
SeaWorld Entertainment, Inc.(a)	91,329	4,560,970
Shake Shack, Inc., Class A(a)(b)	91,728	9,816,731
Wingstop, Inc.	37,279	5,876,289
		40,516,928
Household Durables — 2.5%
Casper Sleep, Inc.(a)	112,654	928,269
GoPro, Inc., Class A(a)(b)	131,904	1,536,682
Green Brick Partners, Inc.(a)	60,661	1,379,431
Hooker Furniture Corp.	6,740	233,474
iRobot Corp.(a)	70,536	6,587,357
KB Home	25,807	1,050,861
LGI Homes, Inc.(a)	13,671	2,213,882
Lovesac Co.(a)	13,218	1,054,664
MDC Holdings, Inc.	132,888	6,724,133
Meritage Homes Corp.(a)	1,453	136,698
Sonos, Inc.(a)	143,480	5,054,800
		26,900,251
Household Products — 0.4%
Central Garden & Pet Co.(a)	2,560	135,501
Central Garden & Pet Co., Class A(a)	78,518	3,792,419
		3,927,920
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.(a)	24,750	932,085
Insurance — 0.8%
eHealth, Inc.(a)	28,345	1,655,348
Trupanion, Inc.(a)	55,188	6,352,139
		8,007,487
Interactive Media & Services — 0.6%
Cargurus, Inc.(a)	21,770	571,027
Eventbrite, Inc., Class A(a)	46,472	882,968
EverQuote, Inc., Class A(a)	17,752	580,136
fuboTV, Inc.(a)	110,611	3,551,719
Yelp, Inc.(a)	17,273	690,229
		6,276,079
Internet & Direct Marketing Retail — 2.4%
1-800-Flowers.com, Inc., Class A(a)	127,072	4,049,785
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Groupon, Inc.(a)	2,719	$ 117,352
Lands’ End, Inc.(a)	26,962	1,106,790
Overstock.com, Inc.(a)	66,961	6,173,804
RealReal, Inc.(a)	80,800	1,596,608
Revolve Group, Inc.(a)	4,538	312,668
Shutterstock, Inc.	28,019	2,750,625
Stamps.com, Inc.(a)	22,611	4,528,757
Stitch Fix, Inc., Class A(a)(b)	72,419	4,366,866
		25,003,255
IT Services — 1.6%
BigCommerce Holdings, Inc., Series 1(a)	3,825	248,319
Conduent, Inc.(a)	118,289	887,168
CSG Systems International, Inc.	76,675	3,617,527
DigitalOcean Holdings, Inc.(a)	15,026	835,295
Grid Dynamics Holdings, Inc.(a)	7,914	118,947
International Money Express, Inc.(a)	37,895	562,741
Limelight Networks, Inc.(a)(b)	78,840	248,346
Marathon Digital Holdings, Inc.(a)	11,935	374,401
Maximus, Inc.	91,361	8,037,027
Paya Holdings, Inc.(a)	21,545	237,426
Paymentus Holdings, Inc., Class A(a)	33,634	1,194,007
TTEC Holdings, Inc.	1,724	177,727
Verra Mobility Corp.(a)(b)	59,646	916,759
		17,455,690
Leisure Products — 0.3%
Johnson Outdoors, Inc., Class A	1,505	182,105
Latham Group, Inc.(a)	42,699	1,364,660
Malibu Boats, Inc., Class A(a)	25,744	1,887,807
		3,434,572
Life Sciences Tools & Services — 2.1%
Akoya Biosciences, Inc.(a)	17,155	331,778
Berkeley Lights, Inc.(a)	14,133	633,300
Bionano Genomics, Inc.(a)(b)	113,259	830,188
Codexis, Inc.(a)(b)	86,683	1,964,237
Luminex Corp.	39,744	1,462,579
Medpace Holdings, Inc.(a)	25,274	4,464,147
NanoString Technologies, Inc.(a)	44,989	2,914,837
NeoGenomics, Inc.(a)	98,026	4,427,834
Pacific Biosciences of California, Inc.(a)	91,449	3,197,972
Personalis, Inc.(a)	42,133	1,065,965
Quanterix Corp.(a)	8,234	483,006
Repligen Corp.(a)	3,184	635,590
Seer, Inc.(a)	8,134	266,633
		22,678,066
Machinery — 2.4%
Altra Industrial Motion Corp.	32,804	2,132,916
Chart Industries, Inc.(a)	8,483	1,241,233
Energy Recovery, Inc.(a)	8,692	198,004
Evoqua Water Technologies Corp.(a)	46,102	1,557,325
Franklin Electric Co., Inc.	110,829	8,935,034
Hillenbrand, Inc.	9,349	412,104
John Bean Technologies Corp.	37,697	5,376,346
Manitowoc Co., Inc.(a)	6,406	156,947
Meritor, Inc.(a)	27,410	641,942
Nikola Corp.(a)	92,092	1,663,181
Proto Labs, Inc.(a)	14,072	1,291,810
Rexnord Corp.	13,525	676,791
Watts Water Technologies, Inc., Class A	1,881	274,457
Welbilt, Inc.(a)	27,294	631,856
		25,189,946

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 1.1%
Cardlytics, Inc.(a)(b)	48,679	$ 6,178,825
Entravision Communications Corp., Class A	29,093	194,341
Magnite, Inc.(a)	84,122	2,846,689
Sinclair Broadcast Group, Inc., Class A	77,274	2,567,042
TechTarget, Inc.(a)	1,234	95,623
Tremor International Ltd.(a)	2,418	23,815
		11,906,335
Metals & Mining — 1.0%
Cleveland-Cliffs, Inc.(a)	25,538	550,599
Constellium SE(a)	64,879	1,229,457
Materion Corp.	10,944	824,630
MP Materials Corp.(a)	27,981	1,031,380
Novagold Resources, Inc.(a)	246,904	1,977,701
Olympic Steel, Inc.	4,508	132,490
Schnitzer Steel Industries, Inc., Class A	44,391	2,177,379
United States Steel Corp.	101,553	2,437,272
Worthington Industries, Inc.	11,968	732,202
		11,093,110
Multiline Retail — 0.0%
Franchise Group, Inc.	5,790	204,213
Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp.(a)	154,579	2,323,322
Callon Petroleum Co.(a)	20,892	1,205,259
Centennial Resource Development, Inc., Class A(a)	91,284	618,906
Clean Energy Fuels Corp.(a)	78,833	800,155
Delek U.S. Holdings, Inc.	112,343	2,428,856
Denbury, Inc.(a)	7,978	612,551
Evolution Petroleum Corp.	149,892	743,464
Extraction Oil & Gas, Inc.(a)	17,248	947,088
Falcon Minerals Corp.	19,864	100,909
Gulfport Energy Operating Corp.(a)	147	9,511
Kosmos Energy Ltd.(a)	128,378	444,188
Matador Resources Co.	64,135	2,309,501
Meta Materials, Inc.(a)(b)	25,203	188,770
Northern Oil and Gas, Inc.	8,396	174,385
Oasis Petroleum, Inc.	20,432	2,054,438
Ovintiv, Inc.	28,692	902,937
Par Pacific Holdings, Inc.(a)	5,707	95,992
PBF Energy, Inc., Class A(a)	65,282	998,815
Penn Virginia Corp.(a)	6,499	153,441
Scorpio Tankers, Inc.	22,065	486,533
SM Energy Co.	12,684	312,407
Talos Energy, Inc.(a)	17,957	280,847
Tellurian, Inc.(a)	153,150	712,148
Uranium Energy Corp.(a)	39,639	105,440
Vertex Energy, Inc.(a)	86,549	1,145,043
W&T Offshore, Inc.(a)	239,096	1,159,616
		21,314,522
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	7,027	423,658
Personal Products — 0.3%
Beauty Health Co.(a)	15,636	262,685
Medifast, Inc.	4,623	1,308,217
Nature’s Sunshine Products, Inc.	5,472	95,049
Nu Skin Enterprises, Inc., Class A	18,236	1,033,069
USANA Health Sciences, Inc.(a)	5,210	533,660
		3,232,680
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.(a)	36,677	644,048
Amphastar Pharmaceuticals, Inc.(a)	104,754	2,111,841
Security	Shares	Value
Pharmaceuticals (continued)
Angion Biomedica Corp.(a)	19,863	$ 258,616
Arvinas, Inc.(a)	17,919	1,379,763
Axsome Therapeutics, Inc.(a)	21,749	1,467,187
BioDelivery Sciences International, Inc.(a)	133,066	476,376
Cassava Sciences, Inc.(a)(b)	18,316	1,564,919
Collegium Pharmaceutical, Inc.(a)(b)	81,665	1,930,561
Corcept Therapeutics, Inc.(a)	11,696	257,312
Harmony Biosciences Holdings, Inc.(a)	16,943	478,301
Kala Pharmaceuticals, Inc.(a)(b)	47,352	250,966
Mind Medicine MindMed, Inc.(a)	120,726	416,505
Oramed Pharmaceuticals, Inc.(a)	7,785	104,163
Phathom Pharmaceuticals, Inc.(a)	4,477	151,546
Reata Pharmaceuticals, Inc., Class A(a)	5,182	733,408
Relmada Therapeutics, Inc.(a)	5,698	182,393
Revance Therapeutics, Inc.(a)(b)	37,617	1,114,968
Terns Pharmaceuticals, Inc.(a)	6,342	77,753
Theravance Biopharma, Inc.(a)	85,687	1,244,175
WaVe Life Sciences Ltd.(a)	21,954	146,214
Zogenix, Inc.(a)	93,275	1,611,792
		16,602,807
Professional Services — 2.7%
ASGN, Inc.(a)	49,690	4,816,452
Forrester Research, Inc.(a)	21,108	966,746
Franklin Covey Co.(a)	56,388	1,824,152
Insperity, Inc.	82,389	7,445,494
Kforce, Inc.	72,721	4,576,333
TriNet Group, Inc.(a)	56,429	4,089,974
Upwork, Inc.(a)	92,736	5,405,581
		29,124,732
Real Estate Management & Development — 1.1%
Marcus & Millichap, Inc.(a)	151,840	5,902,021
Newmark Group, Inc., Class A	89,883	1,079,495
RE/MAX Holdings, Inc., Class A	39,989	1,332,833
Realogy Holdings Corp.(a)	54,227	988,016
Redfin Corp.(a)(b)	36,384	2,307,110
RMR Group, Inc., Class A	12,299	475,233
		12,084,708
Road & Rail — 1.0%
Werner Enterprises, Inc.	249,530	11,109,076
Semiconductors & Semiconductor Equipment — 5.5%
Ambarella, Inc.(a)(b)	19,557	2,085,363
Brooks Automation, Inc.	3,981	379,310
CMC Materials, Inc.	20,768	3,130,568
Ichor Holdings Ltd.(a)	65,098	3,502,272
Kulicke & Soffa Industries, Inc.	19,346	1,183,975
Lattice Semiconductor Corp.(a)	202,378	11,369,596
Power Integrations, Inc.	124,037	10,178,476
Semtech Corp.(a)	9,591	659,861
Silicon Laboratories, Inc.(a)	119,856	18,367,932
SunPower Corp.(a)	15,209	444,407
Synaptics, Inc.(a)	23,934	3,723,652
Ultra Clean Holdings, Inc.(a)	55,511	2,982,051
		58,007,463
Software — 11.9%
8x8, Inc.(a)	85,053	2,361,071
A10 Networks, Inc.(a)	87,060	980,296
ACI Worldwide, Inc.(a)	155,141	5,761,937
Alarm.com Holdings, Inc.(a)	29,700	2,515,590
Alkami Technology, Inc.(a)(b)	4,839	172,607
Altair Engineering, Inc., Class A(a)	67,232	4,636,991

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Appian Corp.(a)	39,693	$ 5,467,711
Asana, Inc., Class A(a)	17,901	1,110,399
Avaya Holdings Corp.(a)	35,571	956,860
Benefitfocus, Inc.(a)	32,307	455,529
Blackline, Inc.(a)	50,197	5,585,420
Bottomline Technologies DE, Inc.(a)	71,628	2,655,966
Box, Inc., Class A(a)	257,911	6,589,626
Cerence, Inc.(a)	24,662	2,631,682
Cloudera, Inc.(a)	51,478	816,441
CommVault Systems, Inc.(a)	60,599	4,737,024
Cornerstone OnDemand, Inc.(a)	4,000	206,320
Digital Turbine, Inc.(a)	35,998	2,736,928
Domo, Inc., Class B(a)	21,212	1,714,566
Envestnet, Inc.(a)	29,362	2,227,401
LivePerson, Inc.(a)(b)	101,190	6,399,256
MicroStrategy, Inc., Class A(a)	5,034	3,345,093
Mimecast Ltd.(a)	105,367	5,589,719
Mitek Systems, Inc.(a)	10,939	210,685
Model N, Inc.(a)(b)	21,363	732,110
Momentive Global, Inc.(a)	86,163	1,815,454
Monday.com Ltd.(a)	1,229	274,792
ON24, Inc.(a)	12,041	427,215
PagerDuty, Inc.(a)	75,684	3,222,625
Palantir Technologies, Inc., Class A(a)	11	290
Procore Technologies, Inc.(a)	7,330	695,983
Progress Software Corp.	44,357	2,051,511
PROS Holdings, Inc.(a)	83,939	3,825,100
QAD, Inc., Class A	7,153	622,454
Rapid7, Inc.(a)	66,501	6,292,990
Rimini Street, Inc.(a)	103,141	635,349
Riot Blockchain, Inc.(a)	41,995	1,581,952
Sailpoint Technologies Holdings, Inc.(a)(b)	64,866	3,312,707
SentinelOne, Inc., Class A(a)	29,057	1,234,922
Sprout Social, Inc., Class A(a)	63,062	5,639,004
SPS Commerce, Inc.(a)	19,079	1,905,038
Tenable Holdings, Inc.(a)	104,759	4,331,785
Varonis Systems, Inc.(a)	183,888	10,595,626
Workiva, Inc.(a)(b)	7,742	861,917
Yext, Inc.(a)	283,973	4,057,974
Zuora, Inc., Class A(a)	113,732	1,961,877
		125,943,793
Specialty Retail — 3.3%
American Eagle Outfitters, Inc.	270,625	10,156,556
America’s Car-Mart, Inc.(a)	2,859	405,177
Asbury Automotive Group, Inc.(a)	3,284	562,779
Boot Barn Holdings, Inc.(a)	1,903	159,947
Buckle, Inc.	3,081	153,280
Camping World Holdings, Inc., Class A	53,962	2,211,902
Conn’s, Inc.(a)	3,719	94,834
Designer Brands, Inc., Class A(a)	46,218	764,908
GrowGeneration Corp.(a)	4,929	237,085
Guess?, Inc.	16,120	425,568
Haverty Furniture Cos., Inc.	10,085	431,235
Hibbett, Inc.(a)	13,816	1,238,328
Lithia Motors, Inc.	7,084	2,434,346
MarineMax, Inc.(a)	48,486	2,363,208
National Vision Holdings, Inc.(a)(b)	49,840	2,548,319
Rent-A-Center, Inc.	70,846	3,759,797
Sally Beauty Holdings, Inc.(a)	15,499	342,063
Signet Jewelers Ltd.(a)	12,983	1,048,897
Sleep Number Corp.(a)	15,895	1,747,655
Sonic Automotive, Inc., Class A	2,615	116,995
Security	Shares	Value
Specialty Retail (continued)
Sportsman’s Warehouse Holdings, Inc.(a)	8,175	$ 145,270
Urban Outfitters, Inc.(a)	91,340	3,765,035
		35,113,184
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)	101,770	4,067,747
Corsair Gaming, Inc.(a)	20,290	675,454
		4,743,201
Textiles, Apparel & Luxury Goods — 1.6%
Crocs, Inc.(a)	119,297	13,900,486
Deckers Outdoor Corp.(a)	1,013	389,063
Kontoor Brands, Inc.	16,202	913,955
Steven Madden Ltd.	27,939	1,222,611
		16,426,115
Thrifts & Mortgage Finance — 0.0%
Walker & Dunlop, Inc.	2,851	297,587
Tobacco — 0.1%
Turning Point Brands, Inc.	13,693	626,729
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	70,691	6,437,123
BlueLinx Holdings, Inc.(a)	6,668	335,267
Herc Holdings, Inc.(a)	7,023	787,068
Karat Packaging, Inc.(a)	4,317	87,937
McGrath RentCorp	22,202	1,811,017
MRC Global, Inc.(a)	20,936	196,798
SiteOne Landscape Supply, Inc.(a)(b)	56,525	9,567,422
WESCO International, Inc.(a)	8,365	860,089
		20,082,721
Total Common Stocks — 99.0% (Cost: $841,998,148)		1,050,531,737
Preferred Securities
Preferred Stocks — 0.1%
Household Durables — 0.0%
AliphCom
Series 6 (Acquired 06/03/14, cost $0)(a)(c)(d)(e)	8,264	—
Series 8 (Acquired 08/31/15, cost $1,174,984)(a)(c)(d)(e)	192,156	2
		2
Software — 0.1%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(d)(e)	311,155	1,711,353
Total Preferred Securities — 0.1% (Cost: $2,175,301)		1,711,355
Rights
Biotechnology — 0.0%
Adicet Bio, Inc., CVR(a)	6,633	7,284
Aduro Biotech, Inc., CVR(a)(d)	18,964	56,892
Alder Biopharmaceuticals, Inc., CVR(a)(d)	46,530	40,946
Prevail Therapeutics, Inc., CVR(a)	10,004	5,002
		110,124

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	$ 30,909
Total Rights — 0.0% (Cost: $3,556)		141,033
Total Long-Term Investments — 99.1% (Cost: $844,177,005)		1,052,384,125
Short-Term Securities(f)(g)
Money Market Funds — 6.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	12,256,156	12,256,156
SL Liquidity Series, LLC, Money Market Series, 0.13%(h)	52,472,784	52,488,526
Total Short-Term Securities — 6.1% (Cost: $64,725,863)		64,744,682
Total Investments — 105.2% (Cost: $908,902,868)		1,117,128,807
Liabilities in Excess of Other Assets — (5.2)%		(55,671,894)
Net Assets — 100.0%		$ 1,061,456,913
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,711,355, representing 0.2% of its net assets as of period end, and an original cost of $2,175,301.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 23,964,419	$ —	$ (11,708,263)(a)	$ —	$ —	$ 12,256,156	12,256,156	$ 4,376	$ —
SL Liquidity Series, LLC, Money Market Series	55,215,634	—	(2,721,362)(a)	(4,201)	(1,545)	52,488,526	52,472,784	232,323(b)	—
				$ (4,201)	$ (1,545)	$ 64,744,682		$ 236,699	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	90	09/17/21	$ 10,385	$ 45,190

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,050,531,737	$ —	$ —	$ 1,050,531,737
Preferred Securities	—	—	1,711,355	1,711,355
Rights
Biotechnology	—	12,286	97,838	110,124
Metals & Mining	30,909	—	—	30,909
Short-Term Securities
Money Market Funds	12,256,156	—	—	12,256,156
	$ 1,062,818,802	$ 12,286	$ 1,809,193	1,064,640,281
Investments valued at NAV(a)				52,488,526
				$ 1,117,128,807
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 45,190	$ —	$ —	$ 45,190
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights